Supplement to Prospectus Dated May 1, 2000 and Revised Effective
               October 23, 2000 Supplement dated October 23, 2000

This Supplement should be retained with the current Prospectus for your variable annuity contract issued by American Skandia Life Assurance Corporation ("American Skandia"). If you do not have a current prospectus, please contact American Skandia at 1-800-SKANDIA.

                            A. NOTICE OF SUBSTITUTION

American Skandia has filed an exemptive application with the Securities and Exchange Commission ("SEC") to substitute the following "Replaced Portfolio/Sub-Account" with the "Substitute Portfolio/Sub-account". The Replaced Portfolios/Sub-accounts described below are only available until the effective date of the Substitution, at which time they will cease to be offered as investment options. The Substitute Portfolios/Sub-accounts are only available as of the date of the Fund Substitution and are only available to those Contract Owners affected by the Fund Substitution.

--------------------------------------------------------- ---------- ---------------------------------------------------------------
             REPLACED PORTFOLIO/SUB-ACCOUNT                                         SUBSTITUTE PORTFOLIO/SUB-ACCOUNT

--------------------------------------------------------- ---------- ---------------------------------------------------------------
Alger American Growth portfolio of The Alger American Fund/AA            AST Alger Growth portfolio of American Skandia Trust/AST
Growth Sub-account                                                       Alger Growth Sub-account
--------------------------------------------------------------- -------- -----------------------------------------------------------
The Alger  American  Fund - Growth:  seeks  long-term  capital           AST Alger  Growth:  seeks  long-term  capital  growth.  The
appreciation.  The  Portfolio  focuses  on  growing  companies           Portfolio invests primarily in equity  securities,  such as
that generally have broad product  lines,  markets,  financial           common  or  preferred  stocks,  that  are  listed  on  U.S.
resources    and   depth   of    management.    Under   normal           exchanges or in the over-the-counter  market. The Portfolio
circumstances,  the Portfolio  invests primarily in the equity           focuses  on growing  companies  that  generally  have broad
securities  of large  companies.  The  Portfolio  considers  a           product lines,  markets,  financial  resources and depth of
large  company to have a market  capitalization  of $1 billion           management.  The  Portfolio  normally  invests at least 65%
or greater.                                                              of its  total  assets  in equity  securities  of  companies that, at the time of purchase of the securities, have total market capitalizations of $1 billion or greater.

--------------------------------------------------------------- --- ---- -----------------------------------------------------------
--------------------------------------------------------------- -------- -----------------------------------------------------------
Alger American MidCap Growth portfolio of The Alger American             AST Alger Mid-Cap Growth portfolio of American Skandia
Fund/AA MidCap Growth Sub-account                                        Trust/AST Alger Mid-Cap Growth Sub-account
--------------------------------------------------------------- -------- -----------------------------------------------------------
--------------------------------------------------------------- --- ---- -----------------------------------------------------------
The  Alger  American  Fund - MidCap  Growth:  seeks  long-term           AST Alger Mid-Cap Growth:  seeks long-term  capital growth.
capital   appreciation.   The  Portfolio  focuses  on  midsize           The Portfolio invests primarily in equity securities,  such
companies  with  promising  growth  potential.   Under  normal           as  common or  preferred  stocks,  that are  listed on U.S.
circumstances,  the Portfolio  invests primarily in the equity           exchanges or in the  over-the-counter  market. Under normal
securities of companies having a market  capitalization within           circumstances,  the  Portfolio  invests  primarily  in  the
the range of companies in the S&P MidCap 400 Index                       equity    securities   of   companies   having   a   market
                                                                         capitalization  within  the range of  companies  in the S&P
                                                                         MidCap 400 Index.
--------------------------------------------------------------- --- ---- -----------------------------------------------------------

We expect to receive the SEC Exemptive Order and complete the Substitution by the end of November 2000. Those Contract Owners effected by the Substitution will receive additional information from American Skandia notifying them of their rights under the SEC Exemptive Order.

For a 30 day period following the Substitution, Contract Owners will be allowed to transfer Account Value out of the Replaced Portfolio/Sub-account to any other investment options available under the Annuity. Any such transfers during this period will not count in determining whether the maximum number of free transfers has been exceeded. Additionally, the transfer of Account Value from the Replaced Portfolio/Sub-account to the Substitute Portfolio/Sub-account would also not be subject to a transfer fee nor count in determining whether the maximum number of free transfers have been exceeded. The Substitution will not affect your rights or our obligations under the Annuity and American Skandia will bear any expenses in connection with the Substitution.

                    B. ADDITIONAL VARIABLE INVESTMENT OPTIONS

The underlying Portfolios shown below are being offered as Sub-accounts under your Annuity.

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                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
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--------------------------------------------- --------------- ------------- --------------- -------------- -------------- ----------
                                                Management     Other          12b-1 Fees    Total Annual        Fee        Net
                                                   Fees         Expenses                      Portfolio    Waivers and     Annual
            UNDERLYING PORTFOLIO                                                              Operating      Expense       Fund
                                                                                              Expenses     Reimbursement 1 Operating
                                                                                                                           Expenses
--------------------------------------------- --------------- ------------- --------------- -------------- -------------- ----------
American Skandia Trust: 2
  AST Scudder Japan 3                              1.00%         0.36%           0.04%           1.40%          0.00%         1.40%
  AST Federated Aggressive Growth 3                0.95%         0.23%           0.04%           1.22%          0.00%         1.22%
  AST Alger Mid-Cap Growth 4                       0.80%         0.23%           0.00%           1.03%          0.18%         0.85%
  AST Alger Growth 4                               0.75%         0.23%           0.00%           0.98%          0.19%         0.79%
  AST Kinetics Internet 3                          1.00%         0.23%           0.04%           1.27%          0.00%         1.27%
  AST Janus Strategic Value 3                      1.00%         0.23%           0.04%           1.27%          0.00%         1.27%
  AST Lord Abbett Bond-Debenture 3                 0.80%         0.23%           0.04%           1.07%          0.00%         1.07%
  AST Gabelli All-Cap Value 3                      0.95%         0.23%           0.04%           1.22%          0.00%         1.22%
Wells Fargo Variable Trust:
  WFVT Equity Income                               0.55%         0.37%           0.25%           1.17%          0.17%         1.00%
--------------------------------------------- --------------- ------------- --------------- -------------- -------------- ----------


1 The Investment Manager of American Skandia Trust has agreed to reimburse and/or waive fees for certain Portfolios until at least April 30, 2001. The caption "Total Annual Fund Operating Expenses" reflects the Portfolios' fees and expenses before such waivers and reimbursements, while the caption "Net Annual Fund Operating Expenses" reflects the effect of such waivers and reimbursements.

2 American Skandia Trust (the "Trust") adopted a Distribution Plan (the "Distribution Plan") under Rule 12b-1 of the Investment Company Act of 1940 to permit an affiliate of the Trust's Investment Manager to receive brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these commissions to promote the sale of shares of such Portfolios. The staff of the Securities and Exchange Commission takes the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Portfolios. The Portfolios would pay the same or comparable commission amounts irrespective of the Distribution Plan; accordingly, total returns for the Portfolios are not expected to be adversely affected. The Distribution Fee estimates are derived from data regarding each Portfolio's brokerage transactions, and the proportions of such transactions directed to selling dealers, for the period ended December 31, 1999. However, it is not possible to determine with accuracy actual amounts that will be received under the Distribution Plan. Such amounts will vary based upon the level of a Portfolio's brokerage activity, the proportion of such activity directed under the Distribution Plan, and other factors.

3 These Portfolios commenced operations in October 2000. "Other Expenses" and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2000.

4 These Portfolios commenced operations in October 2000, however, they are only available as of the date of the Fund Substitution and are only available to those Contract Owners affected by the Fund Substitution. "Other Expenses" and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2000.

EXPENSE EXAMPLES

The Expense Examples shown below are being added with respect to the new Portfolios that are being offered as Sub-accounts under your Annuity.

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                                                                  Expense Examples
                                                 (amounts shown are rounded to the nearest dollar)
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                                               -------------------------------------------- ----- ----------------------------------
                                    If you  surrender  your  Annuity at the                      If  you  do  not  surrender   your
                                     end of the applicable time period,  you                      Annuity   at   the   end   of  the
                                     would pay the  following  expenses on a                      applicable  time  period  or begin
                                     $1,000  investment,  assuming 5% annual                      taking  annuity  payments  at such
                                     return on assets:                                            time,  you would pay the following
                                                                                                  expenses  on a $1,000  investment,
                                                                                                  assuming   5%  annual   return  on
                                                                                                  assets:
                                        -------------------------------------------- ----- -----------------------------------------


                                       After:                                           After:
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-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ------
Sub-Account:                             1 Year    3 Years    5 Years   10 Years          1 Year     3 Years    5 Years   10 Years
---------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
---------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
AST Scudder Japan 3                         85        127       171        279               25         77        131        279
AST Federated Aggressive Growth 3           83        121       162        260               23         71        122        260
AST Alger Mid-Cap Growth 3                  79        110       143        221               19         60        103        221
AST Alger Growth 3                          79        108       140        216               19         58        100        216
AST Kinetics Internet 3                     84        123       164        265               24         73        124        265
AST Janus Strategic Value 3                 84        123       164        265               24         73        124        265
AST Lord Abbett Bond-Debenture 3            82        117       154        245               22         67        114        245
AST Gabelli All-Cap Value 3                 83        121       162        260               23         71        122        260
WFVT Equity Income 3                        81        114       150        237               21         64        110        237
---------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------

The following is being added to the section entitled "Investment Options?"

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

------------------- ---------------------------------------------------------------------------------------- -----------------------
                                                                                                               PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                              ADVISOR/
       TYPE                                                                                                   SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST Scudder  Japan:  seeks  long-term  capital  growth.  The                            Scudder  Kemper
                    Portfolio  pursues its investment  objective by investing at                            Investments, Inc.
                    least 80% of net assets in Japanese securities (those issued by  Japan-based  companies  or their  affiliates,  or by any
INTER-NATIONAL      company that  derives  more than half of its  revenues  from
    EQUITY          Japan).  The  Portfolio  may  invest  in stocks of any size, including  up to 30% of its net assets in smaller  companies that are traded over-the-counter. The Portfolio's focus on a single  country  could give rise to increased  risk,  as the
                    Portfolio's   investments  will  not  be  diversified  among
                    countries   having   varying   characteristics   and  market
                    performance.
------------------------------------------------------------------------------------------------ -----------------------------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST Federated  Aggressive Growth:  seeks capital growth. The                           Federated Investment
                    Portfolio  pursues its investment  objective by investing in                                 Counseling
                    equity securities of companies  offering superior  prospects for earnings growth.  The Portfolio  focuses its investments
 SMALL CAP          on the equity securities of smaller companies, but it is not
  GROWTH            subject to any specific market capitalization  requirements.
                    The Portfolio may invest in foreign issuers through American
                    Depositary Receipts. The Portfolio's strategies with respect to  security  analysis,  market  capitalization  and  sector allocation  are  designed to produce a  portfolio  of stocks whose long-term  growth  prospects are  significantly  above those of the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ ---------------





------------------- ------------------------------------------------------------------------------------------------ ---------------
                                                                                                               PORTFOLIO
   STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                 ADVISOR/
    TYPE                                                                                                       SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ ---------------
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Sector funds generally  diversify their investments  across particular  economic sectors or a single industry.  However, because those investments are limited to a comparatively narrow segment of the economy, sector funds are generally not as diversified  as most mutual  funds.  Sector funds tend to be more  volatile than other types of funds.  The value of fund shares may go up and down more  rapidly than other funds. Each sector of the economy may also have different  regulatory or other risk factors that can cause  greater  fluctuations  in the share price.
Please read the prospectus for the  underlying  sector fund for further  details about the risks of the particular sector of the economy.

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------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST Kinetics  Internet:  seeks long-term  growth of capital.                         Kinetics Asset
                    Under normal  circumstances,  the Portfolio invests at least                         Management,Inc.
                    65%  of its  total  assets  in  common  stocks,  convertible securities,  warrants and other equity securities having the
                    characteristics   of  common   stocks,   such  as   American
SECTOR              Depositary Receipts and International  Depositary  Receipts,
                    of domestic  and foreign  companies  that are engaged in the
                    Internet   and   Internet-related   activities.    Portfolio
                    securities  will  be  selected  by  the   Sub-advisor   from
                    companies  that are engaged in the  development of hardware, software and  telecommunications  solutions  that enable the transaction of business on the Internet by  individuals  and companies,  as well as  companies  that offer  products  and services primarily via the Internet.  The Portfolio seeks to invest in the equity  securities of companies whose research and development efforts may result in higher stock values.
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST  Janus  Strategic  Value:   seeks  long-term  growth  of                        Janus Capital
                    capital.  The  Portfolio  pursues its objective by investing                         Corporation
                    primarily in common  stocks with the potential for long-term growth of  capital  using a  "value"  approach.  This  value approach emphasizes investments in companies the Sub-advisor
 LARGE CAP          believes are undervalued  relative to their intrinsic worth.
  VALUE             Realization  of  income is not a  significant  consideration when choosing  investments for the Portfolio.  The Portfolio will generally focus on the securities of larger  companies,
                    however,   it  may  invest  in  the  securities  of  smaller
                    companies,  including  start-up  companies offering emerging products or services.
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST Lord Abbett  Bond-Debenture:  seeks high current  income                        Lord,  Abbett & Co.
                    and the  opportunity  for capital  appreciation to produce a high total return.  The  Portfolio  pursues its objective by normally  investing in high yield and investment  grade debt securities,  securities  convertible  into common  stock and preferred stocks. Under normal circumstances,  the Portfolio
 BOND               invests  at least  65% of its total  assets in fixed  income securities  of various  types.  The  Portfolio may find good
                    value   in   high   yield   securities,   sometimes   called
                    "lower-rated bonds" or "junk bonds," and frequently may have more than half of its assets  invested in those  securities.
                    At least 20% of the  Portfolio's  assets must be invested in any combination of investment  grade debt  securities,  U.S.
                    Government  securities and cash  equivalents.  The Portfolio may also make  significant  investments  in  mortgage-backed securities.  Although  the  Portfolio  expects to maintain a weighted  average  maturity  in the  range  of seven to nine years, there are no restrictions on the overall Portfolio or on individual securities.
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST  Gabelli  All-Cap  Value:   seeks  capital  growth.  The                        GAMCO Investors, Inc.
                    Portfolio  pursues its  objective by investing  primarily in
                    readily   marketable  equity  securities   including  common
                    stocks,   preferred   stocks  and  securities  that  may  be
                    converted at a later time into common  stock.  The Portfolio
ALL-CAP             may invest in the securities of companies of all sizes,  and
EQUITY              may emphasize either larger or smaller  companies at a given time based on the  Sub-advisor's  assessment  of  particular companies and market  conditions.  The Portfolio  focuses on companies that appear underpriced  relative to their private market value ("PMV").  PMV is the value that the Portfolio's
                    Sub-advisor  believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    WFVT Equity Income: seeks long-term capital appreciation and                        Wells Fargo Bank,  N.A.
                    above-average  dividend  income.  The Portfolio  pursues its objective  primarily by  investing  in the common  stocks of large,  high-quality  domestic  companies with above-average
EQUITY INCOME       return  potential  based on current  market  valuations  and
                    above-average   dividend   income.   Under   normal   market
                    conditions,  the Portfolio invests at least 65% of its total assets in income producing  equity  securities and in issues of companies  with market  capitalizations  greater than the median of the Russell 1000 Index.
------------------- ------------------------------------------------------------------------------------------------ ---------------

                      C. PORTFOLIO/SUB-ACCOUNT NAME CHANGES

1. Effective October 23, 2000 GAMCO Investors, Inc. will be the new portfolio sub-advisor for the AST T. Rowe Price Small Company Value portfolio. In connection with this change the portfolio's name is changed to "AST Gabelli Small-Cap Growth."

2. Effective August 8, 2000 T. Rowe Price International, Inc. became the new portfolio sub-advisor for the AST T. Rowe Price Global Bond portfolio.

                       D. MAXIMUM NUMBER OF FREE TRANSFERS

The maximum number of transfers you can make between investment options each Annuity Year without being subject to a Transfer Fee is increased from twelve
(12) to twenty (20).

                              E. PARTIAL EXCHANGES

TAX CONSIDERATIONS

The following paragraph replaces the corresponding paragraph under the Tax Considerations section in your Annuity prospectus:

Special rules in relation to tax-free exchanges under Section 1035:

On November 22, 1999, the Internal Revenue Service issued an acquiescence in the decision of the United States Tax Court in Conway v. Commissioner (111 T.C. 350
(1998)) that a taxpayer's partial surrender of a non-qualified annuity contract and direct transfer of the resulting proceeds for the purchase of a new non-qualified annuity contract qualifies as a non-taxable exchange under Section 1035 of the Internal Revenue Code. "Acquiescence" means that the IRS accepts the holding of the Court in a case and that the IRS will follow it in disposing of cases with the same controlling facts. Prior to the Conway decision, industry practice has been to treat a partial surrender of account value as fully taxable to the extent of any gain in the contract for tax reporting purposes and to "step-up" the basis in the contract accordingly. However with the IRS' acquiescence in the Conway decision, partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% IRS tax penalty on pre-age 59 1/2 withdrawals. The IRS reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example, we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. As of the date of this prospectus supplement, we will treat a partial surrender of this type as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% IRS early distribution penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

While the principles expressed in the Conway decision appear applicable to partial exchanges from life insurance, there is no guidance from the Internal Revenue Service as to whether it concurs with non-recognition treatment under
Section 1035 of the Code for such transactions. We will continue to report a partial surrender of a life insurance policy as subject to current taxation to the extent of any gain. In addition, please be cautioned that no specific guidance has been provided as to the impact of such a transaction for the remaining life insurance policy, particularly as to the subsequent methods to be used to test for compliance under the Code for both the definition of life insurance and the definition of a modified endowment contract.

ASI-SUPP. (10/23/2000)                                            VAASI 10/23/00